Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Redemption - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Ordinary Shares Subject To Redemption [Abstract]
Ordinary shares subject to possible redemption, begining	$ 20,716,519	$ 21,577,042	$ 21,100,382	$ 116,157,607
Ordinary shares subject to possible redemption, ending	21,115,584	20,716,519	21,577,042	21,100,382	$ 116,157,607
Redemption of Ordinary shares		(1,442,729)		(98,596,479)
Remeasurement of carrying value to redemption value	$ 399,065	$ 582,206	$ 476,660	$ 3,539,254	$ 7,732,488